Long-term debt - Credit facility (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 22, 2022	Dec. 20, 2022	Dec. 31, 2021
TELUS Corporation
Long-term debt maturities
Available				$ 716
Credit facility
Long-term debt maturities
Available	$ 1,258			716
Outstanding	742			941
Total		$ 2,000	$ 2,000	1,657
Credit facility | Other lenders
Long-term debt maturities
Outstanding	689			854
Credit facility | TELUS Corporation
Long-term debt maturities
Outstanding	53			87
Revolving component
Long-term debt maturities
Available	658			716
Outstanding	142			134
Total		800	800	850
Condition precedent	525
Revolving component | Other lenders
Long-term debt maturities
Outstanding	132			118
Revolving component | TELUS Corporation
Long-term debt maturities
Outstanding	10			16
Term loan components
Long-term debt maturities
Available	600
Outstanding	$ 600			807
Total		$ 1,200	$ 1,200	$ 807
Fixed interest rate	2.64%			2.64%
Condition precedent	$ 600
Term loan components | Other lenders
Long-term debt maturities
Outstanding	557			$ 736
Term loan components | TELUS Corporation
Long-term debt maturities
Outstanding	$ 43			$ 71